Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Accounts receivable, net
4.	Accounts receivables, net
Components of accounts receivables are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Receivables for logistics and warehousing services rendered	133,367	233,457
Receivables from payment platform	155,774	224,822
Trade receivables (Note a)	36,341	2,482
Others (Note b)	29,008	33,332

Subtotal	354,490	494,093
Allowance for doubt accounts:
Balance at beginning of the year	(111,778)	(19,961)
Adoption of Topic 326(Note 2(ad))	(64,794)	—
Write-offs/(Collected)	130,998	(11,788)
Reversal/(Provision)	25,613	(3,216)

Allowance as of the end of the year	(19,961)	(34,965)

Accounts receivables, net	334,529	459,128

Notes:
(a)	Trade receivables represent financing extended to certain customers when they select to pay for the online product purchases through installments.
(b)	Others mainly represent receivables from the provision of online promotion and advertising services.